Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table provides information required under the SEC’s Item 402(v) of Regulation S-K disclosing:

(i)
a measure of total compensation (calculated in the same manner as used for the Summary Compensation Table) for our principal executive officer for the applicable year (“PEO”) and, as an average, for our other NEOs (“Non-PEO NEOs”) for each year;
(ii)
a measure of compensation entitled “compensation actually paid” (the “CAP”) and calculated in accordance with the available guidance for PEO and, as an average, for our other Non-PEO NEOs, and
(iii)
certain financial performance measures, in each case, for our four most recently completed fiscal years.

The CAP values reported, calculated in accordance with the relevant rules, are determined based on a series of adjustments applied to the total compensation figure reported in the summary compensation table for each named executive officer. CAP values include the fair value for stock options and restricted stock units granted in a particular year as of the end of the grant year (as opposed to the fair value on the date of grant used for purposes of the summary compensation table), and the change in fair value from the prior year of previously granted stock options and restricted stock units measured as of December 31 of the reporting year, or if the award vested during the year, as of the vesting date. In light of this methodology, the CAP values are significantly impacted by the per share price of our common stock on each valuation date. CAP values do not reflect the actual amount of compensation earned by or paid to the individual named executive officers in the relevant year.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO - Sedky ($) (1)	Compensation Actually Paid to PEO - Sedky ($)	Summary Compensation Table Total for PEO - Field ($) (2)	Compensation Actually Paid to PEO - Field ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) (in millions)	Adjusted EBITDA (in millions)
(a)	(b)[3]	(c)[4]	(b)[3]	(c)[4]	(d)[3]	(e)[4]	(f)[5]	(g)[6]	(h)[7]	(i)[8]
2023	6,224,816	14,915,849	N/A	N/A	1,563,924	4,065,193	64.33	122.09	$(8.2)	$97.8
2022	2,136,750	3,341,241	N/A	N/A	1,226,322	1,526,755	19.33	96.22	$130.8	$239.6
2021	8,088,249	5,394,606	N/A	N/A	3,566,982	2,226,846	21.68	119.32	$(79.7)	$44.1
2020	N/A	N/A	1,439,155	999,845	1,555,647	853,432	29.59	99.60	$(633.6)	$71.9

1.
Mr. Sedky has served as our PEO, in the role of Chief Executive Officer and President, since January 4, 2021.
2.
Mr. Field served as our PEO, in the role of Interim Chief Executive Officer and President, from January 1, 2020 through January 4, 2021. For purposes of this disclosure, Mr. Field is being reported in the PEO role for 2020, and is reported as a Non-PEO NEO (in his role as Chief Operating Officer) for 2021, 2022 and 2023.
3.
The dollar amounts reported in the columns marked (b) and column (d) are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the corresponding year for Mr. Sedky and Mr. Field, as applicable, in the periods for which each of them served as our PEO, and as an average for the Non-PEO NEOs. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Doft, Mr. Field, Ms. Sayetta and Mr. Jouaneh, (ii) for 2022, Mr. Doft, Mr. Field, Ms. Sayetta, Mr. Jouaneh and Mr. Lisman, including severance payments to Mr. Lisman, who departed from Emerald effective March 31, 2022; (iii) for 2021, Mr. Doft, Mr. Field, and Mr. Lisman; and (iv) for 2020, Mr. Doft, Mr. Lisman and Mr. Evans. In 2020, 2021 and 2022, the Company qualified as an emerging growth company and reported its compensation matters under the rules for a smaller reporting company. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.”
4.
The dollar amounts reported in columns marked (c) and column (e) represent the CAP value for Mr. Sedky and Mr. Field, and the average CAP values for the Non-PEO NEOs, as applicable, for the corresponding fiscal year. The CAP values have been computed in accordance with Item 402(v) of Regulation S-K, reflecting certain adjustments described in the table below:

	2023
	PEO (Sedky) ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	6,224,816	1,563,924
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	(5,524,923)	(857,263)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	11,666,394	2,158,788
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	3,332,577	1,417,534
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	(783,015)	(217,790)
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	—
Compensation Actually Paid (CAP)	14,915,849	4,065,193

The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

5.
The reported cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Also see the additional discussion below regarding the Company’s TSR during the reported period, under the heading “Compensation Actually Paid and Cumulative TSR.”
6.
Represents the peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the aggregate of the bespoke group of peers reported by the Company under Section 201(e) of Regulation S-K. These companies included, for each of 2020, 2021, 2022 and 2023: (i) Ascential PLC, Hyve Group Plc, Informa PLC, Relx PLC, and Viad Corp. (collectively, the “Exhibition Peers”); (ii) Aramark, Barrett Business Services, Inc., KForce Inc., and TrueBlue, Inc., (collectively, the “Business Services Peers”); (iii) Cinemark Holdings, Inc., and National CineMedia, Inc., (collectively, the “Advertising and Entertainment Peers”); and (iv) Gartner, Inc., IHS Markit Ltd., John Wiley & Sons, Inc. and Nielsen Holdings plc. (collectively, the “Digital Information Services & Research Peers”). For purposes of reporting the peer group total shareholder return under Section 201(e) of Regulation S-K, historically the Company reports these peer companies as four separate industry groups. The cumulative total shareholder returns for each of the industry groups the periods ending 12/31/2020, 12/31/2021, 12/31/2022 and 12/31/2023 are as follows: (i) Exhibition Peers: $94.27, $107.57, $88.30, and $191.08, respectively; (ii) Business Services Peers: $148.50, $202.35, $181.48, and $173.55, respectively; (iii) Advertising and Entertainment Peers: $61.46, $52.18; $14.47, and $33.82, respectively; and (iv) Digital Information Services & Research Peers: $94.17, $115.17; $100.62, and $89.90, respectively. Also see the additional discussion below regarding the peer group TSR during the reported period, under the heading “Company and Cumulative TSR of the Peer Group.”
7.
The dollar amounts reported represent our net income (loss) attributable to our common shareholders, as reflected in the Company’s audited financial statements for the applicable year.
	Adjusted EBITDA, the “company selected measure” is a non-GAAP measure defined as net income (loss) before (i) interest expense, (ii) provision for (benefit from) income taxes, (iii) goodwill impairments, (iv) intangible asset impairments, (v) depreciation and amortization, (vi) stock-based compensation, (vii) deferred revenue adjustment and (viii) other items that we believe are not part of our core operations. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance, because it is used as the metric in our annual bonus program.
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
1.
Mr. Sedky has served as our PEO, in the role of Chief Executive Officer and President, since January 4, 2021.
2.
Mr. Field served as our PEO, in the role of Interim Chief Executive Officer and President, from January 1, 2020 through January 4, 2021. For purposes of this disclosure, Mr. Field is being reported in the PEO role for 2020, and is reported as a Non-PEO NEO (in his role as Chief Operating Officer) for 2021, 2022 and 2023.

Peer Group Issuers, Footnote
6.
Represents the peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the aggregate of the bespoke group of peers reported by the Company under Section 201(e) of Regulation S-K. These companies included, for each of 2020, 2021, 2022 and 2023: (i) Ascential PLC, Hyve Group Plc, Informa PLC, Relx PLC, and Viad Corp. (collectively, the “Exhibition Peers”); (ii) Aramark, Barrett Business Services, Inc., KForce Inc., and TrueBlue, Inc., (collectively, the “Business Services Peers”); (iii) Cinemark Holdings, Inc., and National CineMedia, Inc., (collectively, the “Advertising and Entertainment Peers”); and (iv) Gartner, Inc., IHS Markit Ltd., John Wiley & Sons, Inc. and Nielsen Holdings plc. (collectively, the “Digital Information Services & Research Peers”). For purposes of reporting the peer group total shareholder return under Section 201(e) of Regulation S-K, historically the Company reports these peer companies as four separate industry groups. The cumulative total shareholder returns for each of the industry groups the periods ending 12/31/2020, 12/31/2021, 12/31/2022 and 12/31/2023 are as follows: (i) Exhibition Peers: $94.27, $107.57, $88.30, and $191.08, respectively; (ii) Business Services Peers: $148.50, $202.35, $181.48, and $173.55, respectively; (iii) Advertising and Entertainment Peers: $61.46, $52.18; $14.47, and $33.82, respectively; and (iv) Digital Information Services & Research Peers: $94.17, $115.17; $100.62, and $89.90, respectively. Also see the additional discussion below regarding the peer group TSR during the reported period, under the heading “Company and Cumulative TSR of the Peer Group.”

Adjustment To PEO Compensation, Footnote
3.
The dollar amounts reported in the columns marked (b) and column (d) are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the corresponding year for Mr. Sedky and Mr. Field, as applicable, in the periods for which each of them served as our PEO, and as an average for the Non-PEO NEOs. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Doft, Mr. Field, Ms. Sayetta and Mr. Jouaneh, (ii) for 2022, Mr. Doft, Mr. Field, Ms. Sayetta, Mr. Jouaneh and Mr. Lisman, including severance payments to Mr. Lisman, who departed from Emerald effective March 31, 2022; (iii) for 2021, Mr. Doft, Mr. Field, and Mr. Lisman; and (iv) for 2020, Mr. Doft, Mr. Lisman and Mr. Evans. In 2020, 2021 and 2022, the Company qualified as an emerging growth company and reported its compensation matters under the rules for a smaller reporting company. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.”
4.
The dollar amounts reported in columns marked (c) and column (e) represent the CAP value for Mr. Sedky and Mr. Field, and the average CAP values for the Non-PEO NEOs, as applicable, for the corresponding fiscal year. The CAP values have been computed in accordance with Item 402(v) of Regulation S-K, reflecting certain adjustments described in the table below:

	2023
	PEO (Sedky) ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	6,224,816	1,563,924
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	(5,524,923)	(857,263)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	11,666,394	2,158,788
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	3,332,577	1,417,534
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	(783,015)	(217,790)
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	—
Compensation Actually Paid (CAP)	14,915,849	4,065,193

The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 1,563,924	$ 1,226,322	$ 3,566,982	$ 1,555,647
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,065,193	1,526,755	2,226,846	853,432
Adjustment to Non-PEO NEO Compensation Footnote
3.
The dollar amounts reported in the columns marked (b) and column (d) are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the corresponding year for Mr. Sedky and Mr. Field, as applicable, in the periods for which each of them served as our PEO, and as an average for the Non-PEO NEOs. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Doft, Mr. Field, Ms. Sayetta and Mr. Jouaneh, (ii) for 2022, Mr. Doft, Mr. Field, Ms. Sayetta, Mr. Jouaneh and Mr. Lisman, including severance payments to Mr. Lisman, who departed from Emerald effective March 31, 2022; (iii) for 2021, Mr. Doft, Mr. Field, and Mr. Lisman; and (iv) for 2020, Mr. Doft, Mr. Lisman and Mr. Evans. In 2020, 2021 and 2022, the Company qualified as an emerging growth company and reported its compensation matters under the rules for a smaller reporting company. Refer to the section of this Proxy Statement entitled “Executive Compensation – Summary Compensation Table.”
4.
The dollar amounts reported in columns marked (c) and column (e) represent the CAP value for Mr. Sedky and Mr. Field, and the average CAP values for the Non-PEO NEOs, as applicable, for the corresponding fiscal year. The CAP values have been computed in accordance with Item 402(v) of Regulation S-K, reflecting certain adjustments described in the table below:

	2023
	PEO (Sedky) ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	6,224,816	1,563,924
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	(5,524,923)	(857,263)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end	11,666,394	2,158,788
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	3,332,577	1,417,534
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	(783,015)	(217,790)
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	—
Compensation Actually Paid (CAP)	14,915,849	4,065,193

The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The following graph depicts the relationship between the Company’s cumulative TSR over the four-year period presented in the Pay Versus Performance Table as compared to its selected peer group. Consistent with the peer group selected for disclosure under Section 201(e) of Regulation S-K in our Form 10-K for the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021, and December 31, 2020, the peer group consists of four separate industry peer groups. Refer to footnote 6 to the Pay Versus Performance Table, above, for a listing of the peer group companies. The graph below includes the TSR for the peer group as a whole, which figures are noted in the Pay Versus Performance Table, above, and, consistent with how this information is presented as part of the disclosure in our Annual Report on Form 10-K for each of the respective years, for each respective industry group.

Tabular List, Table

Financial Performance Measures

The most important financial performance measures used by the Company to link executive compensation for the NEOs, for the most recently completed fiscal year, to the Company’s performance are, as follows:

Most Important Financial Performance Measures in Fiscal Year 2023
Adjusted EBITDA, which is utilized as part of annual bonus program
Brand Adjusted EBITDA, which is utilized as part of assessing annual bonus performance for Mr. Jouaneh

For further information concerning the Company’s compensation philosophy, including the variable pay-for-performance components of executive’s compensation packages, refer to the section of this Proxy Statement entitled “Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 64.33	19.33	21.68	29.59
Peer Group Total Shareholder Return Amount	122.09	96.22	119.32	99.6
Net Income (Loss)	$ (8,200,000)	$ 130,800,000	$ (633,600,000)	$ (79,700,000)
Company Selected Measure Amount	97,800,000	239,600,000	44,100,000	71,900,000
PEO Name	Sedky	Sedky	Sedky	Field
Additional 402(v) Disclosure

In accordance with Item 402(v) of Regulation S-K, the Company is providing analysis below of the relationships between the reported CAP values and each of the financial performance measures presented in the Pay Versus Performance Table. The Company makes compensation decisions based on a number of factors, as more fully described in the section of this Proxy Statement entitled “Compensation Discussion and Analysis,” and has not, specifically evaluated the performance measures reported in the Pay Versus Performance Table against the NEOs’ CAP values (as calculated in accordance with Item 402(v) of Regulation S-K) for a particular year. Therefore, the alignment outcomes reported below may not accurately reflect the Company’s goals of linking pay with performance and aligning the interests of NEOs with those of our shareholders.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA, which is utilized as part of annual bonus program
Non-GAAP Measure Description	Adjusted EBITDA, the “company selected measure” is a non-GAAP measure defined as net income (loss) before (i) interest expense, (ii) provision for (benefit from) income taxes, (iii) goodwill impairments, (iv) intangible asset impairments, (v) depreciation and amortization, (vi) stock-based compensation, (vii) deferred revenue adjustment and (viii) other items that we believe are not part of our core operations. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance, because it is used as the metric in our annual bonus program.
Measure:: 2
Pay vs Performance Disclosure
Name	Brand Adjusted EBITDA, which is utilized as part of assessing annual bonus performance for Mr. Jouaneh
Sedky
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,224,816	$ 2,136,750	$ 8,088,249
PEO Actually Paid Compensation Amount	14,915,849	3,341,241	5,394,606
Field
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 1,439,155
PEO Actually Paid Compensation Amount				999,845
Exhibition Peers
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	191.08	88.3	107.57	94.27
Business Services Peers
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	173.55	181.48	202.35	148.5
Advertising and Entertainment Peers
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	33.82	14.47	52.18	61.46
Digital Information Services & Research Peers
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount	89.9	$ 100.62	$ 115.17	$ 94.17
PEO | Sedky | Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,524,923)
PEO | Sedky | Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,666,394
PEO | Sedky | Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding an unvested as of the end of the year, with the value calculated as of year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,332,577
PEO | Sedky | Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(783,015)
PEO | Sedky | Subtract: the prior year's year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(857,263)
Non-PEO NEO | Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of the end of year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,158,788
Non-PEO NEO | Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding an unvested as of the end of the year, with the value calculated as of year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,417,534
Non-PEO NEO | Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(217,790)
Non-PEO NEO | Subtract: the prior year's year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0